UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  November 30, 2011

Item 1. Reports to Stockholders.

Annual Report

Roosevelt Strategic Income Fund

November 30, 2011

Investment Adviser

The Roosevelt Investment Group, Inc.
317 Madison Avenue
Suite 1004
New York, New York 10017

Phone: 800-829-4337

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	9

STATEMENT OF ASSETS AND LIABILITIES	14

STATEMENT OF OPERATIONS	15

STATEMENT OF CHANGES IN NET ASSETS	16

FINANCIAL HIGHLIGHTS	17

NOTES TO FINANCIAL STATEMENTS	18

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM	26

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	27

NOTICE OF PRIVACY POLICY & PRACTICES	30

ADDITIONAL INFORMATION	31

Dear Shareholder:

Fund Performance

For the three-month period ended November 30, 2011, the Roosevelt Strategic Income Fund returned -1.00% for the Institutional class shares (Inception Date: August 31, 2011). For comparison purposes, the Barclays Capital U.S. Universal Bond Index returned 0.56% for the same period. After an initial start-up funding period lasting for the first several weeks of existence, the Fund began to track the broad benchmark of U.S. dollar denominated investment and non-investment grade sectors more closely with a slightly positive total rate of return performance. During the heightened international fiscal and economic stresses that dominated this period, the Fund was launched just as credit markets experienced a pronounced flight-to-quality trend away from most areas of higher perceived risk levels, especially those stemming from the Eurozone. These investment flows, in turn, primarily benefited the perceived safest credit sectors, like U.S. Treasuries as well as the highest rated corporate sectors.

Market Overview

Two opposing sets of circumstances have been at play over the recent past couple of months. On one hand, there have been increasing positive signs of domestic economic improvement. Recent data suggest that the U.S. economy may be turning steadily toward sustainable improvement. Reports of positive job creation, better-than-expected consumer sentiment, bottoming housing data, and strong retail holiday sales suggest that the U.S. credit markets may begin to anticipate an eventual reversal of the current accommodative Federal Reserve policy. On the other hand, severe sovereign debt uncertainty throughout the Eurozone has provided U.S. bond investors with benefits stemming from a steady demand for all U.S. dollar-denominated assets. Poised to break to either higher nominal interest rate levels following affirmation of an improving domestic economy or to an even lower interest rate environment in the wake of a potentially worldwide banking crisis, the Fund’s management stresses diversity of investments and remains nimble. Overall, portfolio liquidity has become an increasingly valuable attribute.

Factors Affecting Performance

The U.S. Treasury market, as measured by the Barclay’s U.S. Treasury Index, posted a strong three-month total rate of return of 1.67% during the quarter ended November 30th, while the sovereign debt sector lagged significantly, posting a startling -1.35% total return. And while the U.S. investment and non-investment grade corporate sectors were slightly positive for the period, 0.05% and 0.32%, respectively, all sub-sectors did not fare similarly. Financial sector prices were dragged down by potential exposure to sovereign and related-bank exposure and the sub-sector disappointed with a -2.11% total rate of return. The Fund’s portfolio benefitted from underweighting financial issuers which offset some of the relative difference between the Fund’s under exposure to the favored U.S. Treasury sector during the recent three-month period.

Current Strategy

As long as the Federal Reserve Board policymakers hold their short-term interest rate targets at near-zero levels, anchoring the short end of the yield curve, and pressure longer term interest rates to decline, then the rate gap between maturities should continue to provide a natural pricing dynamic that should benefit fixed income holdings between the two extremes. In addition to emphasizing intermediate-term issues, the Fund’s management will continue to diversify currency exposure and seek attractive opportunities in the corporate credit sectors. In this regard, we continue to believe that the most profitable opportunities continue to present specifically in the high yield arena, where market price levels may be approaching full compensating value for potential default risks. Diversification of issuers as well as industry sectors will be monitored closely and individual company fundamentals are carefully followed. As long as core inflationary pressures remain low, we expect nominal interest rates to remain bound by U.S. fiscal policymakers to historically low levels for an extended time horizon. Higher yield levels should in such an environment provide a prime engine for earning competitive relative returns.

We appreciate the trust you have placed with us and pledge to work hard as we endeavor to produce superior returns while seeking to control myriad investment risks,

Sincerely,

Arthur Sheer
Portfolio Manager

Past performance is not a guarantee of future results.

Opinions expressed are those of Roosevelt Investment Group, Inc. and are subject to change, not guaranteed, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.  International investing involves certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. There is no guarantee that the Fund will meet its objective. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The Fund may use derivatives, which could cause the risk of losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments section in this report.

Diversification does not assure a profit nor protect against loss in a declining market.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

The Barclays Capital U.S. Treasury Index is an unmanaged index of public obligations of the U.S. Treasury with a remaining maturity of one year or more.

One cannot invest directly in an index.

This material must be preceded or accompanied by a prospectus.

The Roosevelt Strategic Income Fund is distributed by Quasar Distributors, LLC.

ROOSEVELT STRATEGIC INCOME FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/31/11 – 11/30/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you

ROOSEVELT STRATEGIC INCOME FUND
Expense Example (Continued)
(Unaudited)

determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	8/31/11	11/30/11	8/31/11 – 11/30/11*
Actual	$1,000.00	$990.00	$3.62
Hypothetical (5% return
before expenses)	$1,000.00	$1,008.83	$3.66

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period from August 31, 2011 through November 30, 2011).

ROOSEVELT STRATEGIC INCOME FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek total return – income generation with capital appreciation, while managing downside risk.  To achieve its investment objective, the Fund invests in a broad range of income-producing investments throughout the world, primarily through investments in fixed income obligations of any duration or maturity that are issued by U.S. and foreign companies, the U.S. government and its agencies, and foreign sovereign issuers.  The Fund’s investments in fixed income securities may include securities of any rating or quality, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.”  The Fund’s investments in foreign securities may include securities of issuers located in emerging markets.  The Fund may invest in securities denominated in U.S. dollars or foreign currencies, and may enter into forward currency contracts in anticipation of changes in currency exchange rates.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Total Returns as of November 30, 2011

	Roosevelt Strategic	Barclays Capital
	Income Fund	U.S. Universal
One Month	(1.39)%	(0.30)%
Since Inception (8/31/11)	(1.00)%	0.56%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-829-4337.

Continued

ROOSEVELT STRATEGIC INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144 Index, the Euro dollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index.

One cannot invest directly in an index.

Growth of $25,000 Investment

*  Inception Date

ROOSEVELT STRATEGIC INCOME FUND

Schedule of Investments

November 30, 2011

	Principal
	Amount	Value
CONVERTIBLE BONDS – 1.05%

Health and Personal Care Stores – 1.05%
Omnicare, Inc.
3.250%, 12/15/2035	$400,000	$368,000

TOTAL CONVERTIBLE BONDS
(Cost $369,339)		368,000

CORPORATE BONDS – 55.75%

Aerospace Product and Parts Manufacturing – 2.40%
Textron, Inc.
5.600%, 12/01/2017	800,000	835,970

Animal Slaughtering and Processing – 2.93%
Smithfield Foods, Inc.
7.750%, 07/01/2017	940,000	1,023,425

Automotive Equipment Rental and Leasing – 1.68%
The Hertz Corp.
6.750%, 04/15/2019	600,000	585,000

Coal Mining – 2.30%
Patriot Coal Corp.
8.250%, 04/30/2018	840,000	802,200

Depository Credit Intermediation – 5.62%
Bank Of America Corporation
0.661%, 10/14/2016 (b)	491,000	384,716
Citigroup, Inc.
8.125%, 07/15/2039	320,000	371,716
JPMorgan Chase Bank NA
0.668%, 06/13/2016 (b)	430,000	387,857
PNC Financial Services Group, Inc.
6.750%, 07/29/2049 (b)	840,000	818,552
		1,962,841

The accompanying notes are an integral part of these financial statements

ROOSEVELT STRATEGIC INCOME FUND

Schedule of Investments (Continued)

November 30, 2011

	Principal
	Amount	Value
Electric Power Generation,
Transmission and Distribution – 4.04%
The AES Corp.
7.750%, 03/01/2014	$960,000	$1,024,800
NRG Energy, Inc.
8.250%, 09/01/2020	390,000	386,100
		1,410,900
Management of Companies and Enterprises – 2.73%
Leucadia National Corp.
8.125%, 09/15/2015	900,000	954,000

Metal Ore Mining – 2.72%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	890,000	947,753

Motor Vehicle Body and Trailer Manufacturing – 3.07%
Ford Motor Co.
7.450%, 07/16/2031	910,000	1,071,525

Motor Vehicle Parts Manufacturing – 2.86%
American Axle & Manufacturing, Inc.
7.875%, 03/01/2017	1,030,000	999,100

Nondepository Credit Intermediation – 7.07%
General Electric Capital Corp.
0.815%, 05/05/2026 (b)	490,000	353,420
5.875%, 01/14/2038	980,000	968,073
HSBC Finance Corp.
0.957%, 06/01/2016 (b)	450,000	383,818
SLM Corp.
6.250%, 01/25/2016	800,000	761,373
		2,466,684
Oil and Gas Extraction – 2.55%
Pioneer National Resources Co.
6.650%, 03/15/2017	800,000	889,712

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Schedule of Investments (Continued)

November 30, 2011

	Principal
	Amount	Value
Other Telecommunications – 2.85%
Crown Castle International Corp.
9.000%, 01/15/2015	$910,000	$994,175

Petroleum and Coal Products Manufacturing – 2.32%
Owens Corning
6.500%, 12/01/2016	760,000	808,784

Rubber Product Manufacturing – 2.81%
The Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	890,000	981,225

Securities and Commodity Contracts
Intermediation and Brokerage – 0.81%
Jefferies Group, Inc.
5.500%, 03/15/2016	320,000	282,400

Spectator Sports – 1.05%
Penn National Gaming, Inc.
8.750%, 08/15/2019	340,000	367,200

Traveler Accommodation – 2.29%
MGM Resorts International
5.875%, 02/27/2014	830,000	800,950

Wired Telecommunications Carriers – 3.65%
AT&T, Inc.
4.950%, 01/15/2013	940,000	981,676
Windstream Corp.
7.000%, 03/15/2019	300,000	292,500
		1,274,176
TOTAL CORPORATE BONDS
(Cost $19,587,742)		19,458,020

FOREIGN CORPORATE BONDS – 7.64%
Royal Caribbean Cruises Ltd.
6.875%, 12/01/2013	380,000	400,900
Teck Resources Ltd.
10.250%, 05/15/2016	830,000	970,946

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Schedule of Investments (Continued)

November 30, 2011

	Principal
	Amount	Value
FOREIGN CORPORATE BONDS – 7.64% (Continued)
Transocean, Inc.
5.250%, 03/15/2013	$650,000	$668,177
XL Group PLC
6.500%, 12/29/2049 (b)	800,000	628,000

TOTAL FOREIGN CORPORATE BONDS
(Cost $2,744,221)		2,668,023

US GOVERNMENT NOTES/BONDS – 10.15%
United States Treasury Notes/Bonds – 10.15%
2.375%, 08/31/2014	1,490,000	1,571,369
3.000%, 08/31/2016	900,000	989,227
3.625%, 08/15/2019	860,000	983,154
		3,543,750
TOTAL US GOVERNMENT NOTES/BONDS
(Cost $3,558,225)		3,543,750

FOREIGN GOVERNMENT BONDS – 19.45%
Australia Government Bond
6.250%, 06/15/2014	710,000	785,662
4.500%, 04/15/2020	730,000	786,312
Canadian Government Bond
5.250%, 06/01/2012	950,000	951,341
4.000%, 06/01/2016	700,000	763,614
Switzerland Government Bond
4.000%, 02/11/2013	650,000	745,766
Philippine Government International Bond
9.375%, 01/18/2017	760,000	991,800
Peruvian Government International Bond
7.125%, 03/30/2019	780,000	969,540
Russian Eurobond
7.500%, 03/31/2030	676,350	794,711

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $6,758,249)		6,788,746

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Schedule of Investments (Continued)

November 30, 2011

	Shares	Value
PREFERRED STOCKS – 1.97%
Depository Credit Intermediation – 0.96%
BAC Capital Trust XII, 6.870%, 08/02/55	16,000	$333,440

Securities and Commodity Contracts
Intermediation and Brokerage – 1.01%
Citigroup Capital XII, 8.500%, 03/30/40	14,000	352,800

TOTAL PREFERRED STOCKS
(Cost $712,372)		686,240

EXCHANGE TRADED FUNDS – 2.72%
ProShares UltraShort Russell 2000 (a)	18,290	729,039
ProShares UltraShort S&P 500 (a)	11,000	218,900
		947,939
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,163,229)		947,939

SHORT-TERM INVESTMENTS – 0.13%
Money Market Funds – 0.13%
Fidelity Institutional Money Market Portfolio
0.18% (b)	43,905	43,905

TOTAL SHORT-TERM INVESTMENTS
(Cost $43,905)		43,905

TOTAL INVESTMENTS – 98.86%
(Cost $34,937,282)		34,504,623
Other Assets in Excess of Liabilities – 1.14%		397,337
TOTAL NET ASSETS – 100.00%		$34,901,960

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2011.

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Statement of Assets and Liabilities

November 30, 2011

Assets
Investments, at value (cost $34,937,282)	$34,504,623
Dividends and interest receivable(1)	541,978
Other assets	8,291
Total Assets	35,054,892

Liabilities
Payable for Fund shares redeemed	104,826
Payable to affiliates	17,629
Payable to Adviser	4,531
Accrued expenses and other liabilities	25,946
Total Liabilities	152,932
Net Assets	$34,901,960

Net Assets Consist Of:
Paid-in capital	35,289,873
Accumulated net investment income	52,731
Accumulated net realized loss on investments	(6,191)
Net unrealized depreciation on:
Investments	(316,455)
Foreign currency translation	(117,998)
Net Assets	$34,901,960

Institutional Class Shares
Net Assets	34,901,960
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,527,146
Net asset value, redemption price and offering price per share	$9.90

(1)	Net of $3,869 in interest withholding tax payable.

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Statement of Operations

For the Period Ended November 30, 2011(1)

Investment Income
Interest income(2)	$143,408
Dividend income	14,313
Total Investment Income	157,721

Expenses
Advisory fees	47,455
Administration fees	18,730
Audit and tax fees	15,168
Transfer agent fees and expenses	6,715
Federal and state registration fees	6,484
Custody fees	6,466
Reports to shareholders	5,096
Legal fees	2,998
Chief Compliance Officer fees and expenses	2,505
Fund accounting fees	1,593
Trustees’ fees and related expenses	230
Other expenses	2,353
Total Expenses	115,793
Less waivers and reimbursement by Adviser (Note 4)	(37,493)
Net Expenses	78,300

Net Investment Income	79,421

Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Translation
Net realized loss on:
Investments	(6,191)
Foreign currency translation	(26,690)
Change in net unrealized depreciation on:
Investments	(316,455)
Foreign currency translation	(117,998)
Net Realized and Unrealized Loss on
Investments and Foreign Currency Translation	(467,334)
Net Decrease in Net Assets from Operations	$(387,913)

(1)	The Institutional share class commenced operations on August 31, 2011.
(2)	Net of $11,864 in interest withholding taxes.

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Statement of Changes in Net Assets

Period Ended
November 30, 2011(1)
From Operations
Net investment income	$79,421
Net realized loss on:
Investments	(6,191)
Foreign currency translation	(26,690)
Change in net unrealized depreciation on:
Investments	(316,455)
Foreign currency translation	(117,998)
Net decrease in net assets from operations	(387,913)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	39,699,483
Payments for shares redeemed – Institutional Class	(4,409,610)
Net increase in net assets from capital share transactions	35,289,873
Total Increase in Net Assets	34,901,960

Net Assets
Beginning of period	—
End of period	$34,901,960

Accumulated Net Investment Income	$52,731

(1)	The Institutional share class commenced operations on August 31, 2011.

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2011(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.02
Net realized and unrealized loss on investments	(0.12)
Total from Investment Operations	(0.10)
Net Asset Value, End of Period	$9.90
Total Return(3)	-1.00%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$34,902
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	1.46%
After waiver and expense reimbursement(4)	0.99%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(4)	0.53%
After waiver and expense reimbursement(4)	1.00%
Portfolio turnover rate(3)	1.71%

(1)	The Institutional share class commenced operations on August 31, 2011.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements
November 30, 2011

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Roosevelt Strategic Income Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is total return – income generation with capital appreciation, while managing downside risk. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on June 9, 2011.  The Institutional share class commenced operations on August 31, 2011.  As of the date of this report, the Investor share class has not commenced operations.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by The Roosevelt Investment Group, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”), including preferred stocks and exchange traded funds, will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Fixed income securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2011

analytical pricing models.  The fair value of fixed income securities is estimated using various valuation  techniques including models that consider estimated cash flows and maturity.  Additional inputs such as the security and the creditworthiness of the underlying issuer and quotes from outside brokers for the same or similar issuances in developing its estimates of fair value is considered.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2011

summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income:*
Convertible Bonds	$—	$368,000	$—	$368,000
Corporate Bonds	—	19,458,020	—	19,458,020
Foreign Corporate Bonds	—	2,668,023	—	2,668,023
U.S. Government
Notes/Bonds	—	3,543,750	—	3,543,750
Foreign Government Bonds	—	6,788,746	—	6,788,746
Total Fixed Income	—	32,826,539	—	32,826,539
Equity:
Preferred Stocks*	686,240	—	—	686,240
Exchange-Traded Funds	947,939	—	—	947,939
Total Equity	1,634,179	—	—	1,634,179
Short-Term Investments	43,905	—	—	43,905
Total Investments
in Securities	$1,678,084	$32,826,539	$—	$34,504,623

*	See the Schedule of Investments for current industry classifications as of November 30, 2011.

The Fund did not hold any investments during the period ended November 30, 2011 with significant unobservable inputs which would be classified as Level 3.  During the period ended November 30, 2011, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the reporting period.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held.  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends,

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2011

interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended November 30, 2011, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(d)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2011

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund does not charge a redemption fee, therefore the offering and redemption price per share are equal to the Fund’s net asset value per share.

(g)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(h)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

(3)	Federal Tax Matters

The Fund did not make any distributions during the period ended November 30, 2011.

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2011

As of November 30, 2011, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$34,943,734
Gross tax unrealized appreciation	343,505
Gross tax unrealized depreciation	(784,410)
Net tax unrealized depreciation	(440,905)
Undistributed ordinary income	59,183
Undistributed long-term capital gain	—
Total distributable earnings	59,183
Other accumulated losses	(6,191)
Total accumulated gains	$(387,913)

The tax basis of investments for tax and financial reporting purposes differs principally due to the timing of income generated from certain underlying investments.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended November 30, 2011, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

Accumulated Net Investment Income/(Loss)	$(26,690)
Accumulated Net Realized Gain/(Loss)	$26,690

At November 30, 2011, the Fund had a short-term capital loss carryforward of $6,191, which will be carried forward indefinitely to offset future realized capital gains.

On December 30, 2011, the Fund paid a distribution from ordinary income of $105,632 to shareholders on record on December 29, 2011.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.60% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through June 9, 2014, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2011

extraordinary expenses) do not exceed 0.99% (the “Expense Limitation Cap”) of the Fund’s average daily net assets of the Institutional share class. For the period ended November 30, 2011, expenses of $37,493 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

November 30, 2014	$37,493

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended November 30, 2011, the Fund did not accrue any expenses pursuant to the 12b-1 Plan since the Investor share class has not yet commenced operations.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  This same Trustee is an interested person of the Distributor.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended November 30, 2011, the Fund was allocated $2,505 of the Trust’s Chief Compliance Officer fees and expenses.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
November 30, 2011(1)
Shares sold	3,972,324
Shares redeemed	(445,178)
Net increase	3,527,146

(1)	The Fund commenced operations on August 31, 2011.

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2011

(8)	Investment Transactions

The purchases and sales of securities, excluding short-term investments for the Fund for the period ended November 30, 2011, were $30,581,957 and $24,300, respectively. Purchases and sales of U.S. government securities for the period ended November 30, 2011, were $3,997,099 and $421,750, respectively.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At November 30, 2011, Charles Schwab and TD Ameritrade, for the benefit of their customers, held 64.47% and 35.52%, respectively, of the Fund’s outstanding shares.

ROOSEVELT STRATEGIC INCOME FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Roosevelt Strategic Income Fund
(Trust for Professional Managers)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Roosevelt Strategic Income Fund (the “Fund”), a series of the Trust for Professional Managers, as of November 30, 2011, and the related statements of operations and changes in net assets, and the financial highlights for the period August 31, 2011 (commencement of operations), through November 30, 2011.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Roosevelt Strategic Income Fund as of November 30, 2011, the results of its operations, changes in its net assets, and its financial highlights for the period August 31, 2011 (commencement of operations), through November 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
January 27, 2012

ROOSEVELT STRATEGIC INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on April 28, 2011 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Roosevelt Strategic Income Fund (the “Fund”), a series of the Trust, and The Roosevelt Investment Group, Inc., the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Board’s responsibilities in considering the investment advisory agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Board also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the past performance of other accounts that have investment strategies that are similar to that of the Fund and are managed by the Adviser’s lead portfolio manager, Mr. Arthur Sheer; (3) the fact that the Fund will benefit from the depth of investment talent and resources of the Adviser; (4) the proposed management fee structure under the advisory agreement with the Adviser; (5) the fact that the Adviser has agreed to maintain an expense limitation agreement on behalf of the Fund; and (6) other factors deemed relevant.

The Trustees noted that Mr. James Rodgers, Managing Director and National Sales Manager, Mr. Steven Weiss, General Counsel, Chief Administrative Officer and Chief Compliance Officer, and Mr. David Chalfin, Managing Director Strategic Planning and Corporate Development, each of the Adviser, had attended the regular meeting of the Board held on February 3, 2011, and provided information concerning the Adviser’s proprietary process which would be applied to select investments for the Fund, and reviewed the background and performance track record of the persons who would serve as the portfolio managers for the Fund.  At the February 3, 2011 meeting, Mr. Rogers, Mr. Chalfin, and Mr. Weiss also reviewed the background and experience of the Adviser and its operations and staff, and provided information concerning the Adviser’s marketing efforts and the personnel who would lead those efforts on behalf of the Fund.  The Trustees also noted that during the meeting on February 3, 2011, Mr. Weiss reviewed the Adviser’s compliance program, including the experience and qualifications of Mr. Weiss as the CCO for the Adviser.  The Board also considered the fact that the Adviser currently managed other accounts that employ similar investment processes to those that would be applied to the Fund, and reviewed the prior performance of those accounts.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent

ROOSEVELT STRATEGIC INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. Arthur Sheer, who would manage the Fund’s investment portfolio, as well as other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the due diligence questionnaire as well as other information provided by the Adviser and forwarded to the Trustees specifically for the April 28, 2011 meeting.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by the Adviser at the February 3, 2011 meeting.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program and were assured that it was compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE ADVISER.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted the Adviser’s presentation at the February 3, 2011 meeting, during which the representatives from the Adviser provided information concerning the founding of the Adviser and the investment management experience of the persons who would serve as the Fund’s portfolio managers.  The Trustees also reviewed the Adviser’s performance for its other accounts that are managed using a strategy similar to that which would be employed by the Fund.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Trustees considered the cost of services and the structure of the Adviser’s fees.  The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and

ROOSEVELT STRATEGIC INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

reimbursements of the Adviser.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Board considered the Fund’s proposed management fee of 0.600%, noting that the fee fell into the first quartile for its peer group of flexible income funds, below the peer group average fee of 0.744%.  The Board further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 0.990% and 1.240% of the Fund’s average annual assets for Institutional class shares and Investor class shares, respectively, which put the Fund’s total expense ratio into the second and third quartile compared to its peer group for Investor class shares and Institutional class shares, respectively, below the peer group average of 1.439%.  The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

ROOSEVELT STRATEGIC INCOME FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

ROOSEVELT STRATEGIC INCOME FUND
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-829-4337.

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Independent Trustees

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	28	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 56		2001	University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	28	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

ROOSEVELT STRATEGIC INCOME FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	28	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 68		2009	Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			(1997–2007);		companies);
			President, CAO		Independent
			and CCO, Granum		Trustee, Ramius
			Securities, LLC		IDF, LLC (a
			(a broker-dealer)		closed-end
			(1997–2007).		investment
company).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	28	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 49	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since Sept.	UMB Investment
	Officer	10, 2008	Services Group
		(Treasurer)	(2000–2004).

ROOSEVELT STRATEGIC INCOME FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 64	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 32		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 29		2011	Services, LLC
(2008–present).

(1)
 Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 800-829-4337. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 800-829-4337, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

ROOSEVELT STRATEGIC INCOME FUND

Investment Adviser	The Roosevelt Investment Group, Inc.
317 Madison Avenue
Suite 1004
New York, New York 10017

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services for the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2011
Audit Fees	$14,500
Audit-Related Fees	0
Tax Fees	$3,000
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 11/30/2011
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the first year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2011
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(a)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)* /s/ Joseph Neuberger
Joseph Neuberger, President

Date January 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Joseph Neuberger
Joseph Neuberger, President

Date January 31, 2012
By (Signature and Title)*/s/ John Buckel
John Buckel, Treasurer

Date January 31, 2012

* Print the name and title of each signing officer under his or her signature.